UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2849

                           OPPENHEIMER HIGH YIELD FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.8%
-------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                    $     2,000,000   $        360,000
-------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1          11,000,000         11,440,000
                                                                                      -----------------
Total Asset-Backed Securities (Cost $12,532,478)                                            11,800,000

-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--91.5%
-------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--25.7%
-------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.8%
Accuride Corp., 8.50% Sr. Sub. Nts., 2/1/15 2                             1,465,000          1,443,025
-------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., 8.75% Sr. Unsec. Unsub. Nts., 3/1/12                  2,400,000          2,508,000
-------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                         1,500,000          1,605,000
-------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                  3,250,000          2,689,375
-------------------------------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 2                                                     510,000            476,850
8.375% Sr. Sub. Nts., 12/15/14 2                                          2,570,000          2,100,975
-------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                         1,800,000          1,889,951
-------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                        3,500,000          3,246,250
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                    400,000            440,740
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                   600,000            477,000
-------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 3,4                            3,350,000          2,160,750
-------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 7.857% Nts., 8/15/11                    4,800,000          4,656,000
-------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts.,
11/1/13                                                                     900,000            909,000
-------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                      2,100,000          2,274,588
-------------------------------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 2                                                   1,500,000          1,372,500
11% Sr. Sub. Nts., 6/15/12                                                2,150,000          1,752,250
-------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                 2,600,000          2,892,500
-------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 2                                          4,500,000          4,398,750
10.25% Sr. Sec. Nts., Series B, 7/15/13                                   2,300,000          2,576,000
-------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                    1,300,000          1,303,250
-------------------------------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts., 3/10/14                                  900,000            769,500
                                                                                      -----------------
                                                                                            41,942,254
-------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
General Motors Acceptance Corp., 5.125% Nts., 5/9/08                      5,000,000          4,632,555
-------------------------------------------------------------------------------------------------------
Navistar International Corp., 6.25% Sr. Nts., 3/1/12 2                    1,235,000          1,179,425
                                                                                      -----------------
                                                                                             5,811,980
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.5%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                          3,080,000          3,033,800
-------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                             1,300,000          1,410,500
-------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                           3,000,000          3,262,500
-------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts.,
8/1/1995 1,3,4                                                               22,500                 --
-------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 2                                  770,000            796,950
-------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                        1,932,000          2,028,600
-------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                          1,000,000          1,040,000
-------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625% Nts., 12/1/12                                   900,000          1,029,021
-------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                          2,666,000          2,685,995
-------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                     $     4,750,000   $      4,726,250
9% Sr. Sub. Nts., 3/15/12                                                 2,200,000          2,403,500
-------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12          3,150,000          3,394,125
-------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                     1,300,000          1,322,750
-------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                      3,500,000          3,893,750
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                       2,500,000          2,712,500
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                        2,000,000          2,160,000
-------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Nts., 2/15/13 2                                                1,240,000          1,221,400
6.375% Sr. Sub. Nts., 7/15/09                                             2,200,000          2,194,500
6.875% Sr. Sub. Nts., 2/15/15 2                                           1,735,000          1,726,325
8% Sr. Sub. Nts., 4/1/12                                                  2,050,000          2,183,250
-------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 2                                    2,700,000          2,804,625
-------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                             3,700,000          4,051,500
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                        950,000          1,012,938
-------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Sub. Nts., 3/1/15 2                                             1,235,000          1,222,650
8.875% Sr. Sub. Nts., 3/15/10                                               900,000            958,500
-------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12         5,800,000          5,829,000
-------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11               2,600,000          2,967,250
-------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                            2,100,000          1,984,500
9.625% Sr. Nts., 6/1/14                                                   2,147,000          1,991,343
9.75% Sr. Nts., 4/15/13                                                   5,100,000          4,781,250
-------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12        3,550,000          3,896,125
-------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                        5,300,000          5,286,750
9.875% Sr. Unsec. Sub. Nts., 7/1/10                                       2,025,000          2,133,844
-------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts.,
8/15/11                                                                   3,200,000          3,448,000
-------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10         2,700,000          3,091,500
-------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                          2,700,000          2,659,500
-------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts.,
12/1/14 2                                                                 8,500,000          8,117,500
                                                                                      -----------------
                                                                                            99,462,491
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                          3,300,000          3,514,500
-------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                2,525,000          2,676,500
-------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                             800,000            932,451
-------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                       2,250,000          2,373,750
8.875% Sr. Sub. Nts., 4/1/12                                              1,500,000          1,612,500
-------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                            2,750,000          3,000,998
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                       2,000,000          2,128,152
-------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Nts., 3/15/15 2                           1,115,000          1,053,675
-------------------------------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11                               1,500,000          1,560,000
-------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                          2,100,000          2,199,750
-------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                      1,200,000          1,362,000
-------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                            $     1,750,000   $      1,885,625
-------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                              1,100,000          1,182,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                     4,600,000          5,008,250
-------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                         2,500,000          2,762,500
-------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                   4,100,000          4,100,000
                                                                                      -----------------
                                                                                            37,353,151
-------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Nts., 2/1/13 2                         1,375,000          1,395,625
-------------------------------------------------------------------------------------------------------
MEDIA--11.3%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 3,4                                    2,000,000          1,680,000
8.375% Sr. Nts., Series B, 2/1/08 3,4                                     2,700,000          2,295,000
9.875% Sr. Nts., Series B, 3/1/07 3,4                                     2,200,000          1,881,000
10.25% Sr. Unsec. Nts., 11/1/06 3,4                                       1,600,000          1,400,000
10.875% Sr. Unsec. Nts., 10/1/10 3,4                                      1,500,000          1,335,000
-------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/12                                                                  2,100,000          2,079,000
-------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                           3,300,000          3,168,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                        5,299,000          5,457,970
-------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:                                          3,450,000          3,570,750
8.875% Sr. Unsec. Sub. Nts., 1/15/11
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                             1,350,000          1,397,250
-------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                  1,100,000          1,177,000
-------------------------------------------------------------------------------------------------------
Cablevision Systems New York Group, 8% Sr. Nts., 4/15/12 2                2,700,000          2,787,750
-------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11
1,3,4 [EUR]                                                               1,000,000            129,629
-------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                       2,100,000          2,071,125
-------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11               700,000            724,500
-------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 5                          14,200,000          9,869,000
8.375% Sr. Nts., Second Lien, 4/30/14 2                                  12,100,000         12,221,000
-------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                       1,800,000          1,962,000
-------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                 5,700,000          4,075,500
-------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                    1,500,000          1,616,250
-------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
6.75% Sr. Nts., 4/15/12 2                                                 1,500,000          1,496,250
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                           1,450,000          1,515,250
-------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                            3,000,000          3,315,000
-------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                 1,000,000            965,000
8.50% Sr. Nts., 8/15/10                                                   2,100,000          2,252,250
9.875% Sr. Sub. Nts., 8/15/13                                             3,516,000          3,937,920
-------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                12,025,000         12,506,000
-------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                        775,000            842,813
-------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Nts., 10/1/14 2                            7,350,000          7,138,688
-------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                 2,700,000          2,659,500
-------------------------------------------------------------------------------------------------------


3            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                        $     1,500,000   $      1,567,500
-------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09           1,400,000          1,466,500
-------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                  5,247,000          4,905,945
-------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                      1,750,000          1,898,750
-------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09           350,000            366,625
-------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                     1,000,000          1,045,000
-------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                        1,800,000          1,746,000
-------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13               1,350,000          1,478,250
-------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts.,
1/15/13                                                                   5,147,000          5,159,868
-------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                              4,700,000          4,488,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                        700,000            689,500
-------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                      400,000            512,604
-------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                               3,765,000          3,990,900
-------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                      3,400,000          3,485,000
8.875% Sr. Unsec. Nts., 5/15/11                                             147,000            153,983
-------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13 2                          1,000,000            995,000
-------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 2                                               2,600,000          2,847,000
10.875% Sr. Sub. Nts., 12/15/12 2                                         3,900,000          4,514,250
-------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11            1,950,000          2,096,250
-------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                   2,000,000          2,160,000
-------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Nts., 3/15/15                          1,350,000          1,336,500
-------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                          6,050,000          6,201,250
8.75% Sr. Sub. Nts., 12/15/11                                             1,250,000          1,318,750
-------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts.,
11/1/09                                                                   5,000,000          5,250,000
-------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                               2,050,000          2,152,500
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                2,400,000          2,328,000
-------------------------------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 2,5                                     9,900,000          6,880,500
7.385% Sr. Nts., 12/15/11 2,6                                             1,000,000          1,030,000
-------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./CompassLearning, Inc., 12.75%
Sr. Sub. Nts., 11/15/09                                                   4,000,000          3,705,000
                                                                                      -----------------
                                                                                           173,296,320
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                  1,400,000          1,435,000
-------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts., 1/15/14 2           1,950,000          1,881,750
-------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                              3,000,000          3,315,000
-------------------------------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade Finance Corp., 7.125% Sr. Sub.
Nts., 10/15/14 2                                                          2,300,000          2,340,250
-------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8% Sr. Nts, 12/1/08                  1,350,000          1,387,125
-------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts.,
5/1/08 1                                                                  1,700,000          1,740,375
-------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                 1,950,000          1,852,500
-------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11              1,050,000          1,191,750
-------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                        700,000                 --
-------------------------------------------------------------------------------------------------------


4            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11          $     3,500,000   $      3,937,500
-------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10         1,100,000          1,100,000
                                                                                      -----------------
                                                                                            20,181,250
-------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                   3,300,000          3,646,500
-------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                   2,350,000          2,426,375
7.73% Sr. Nts., 4/1/12 2,6                                                2,765,000          2,730,438
12.25% Sr. Nts., 12/15/12                                                 1,500,000          1,642,500
-------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                          1,250,000          1,331,250
-------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                     1,500,000          1,601,250
                                                                                      -----------------
                                                                                            13,378,313
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.6%
-------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                 2,000,000          2,150,000
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts.,
12/15/11                                                                    947,000            935,163
-------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                              900,000            922,500
8.50% Sr. Sub. Nts., 8/1/14                                               3,300,000          3,221,625
-------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                              2,650,000          2,703,000
9.50% Sr. Sec. Nts., 2/15/11                                              1,600,000          1,704,000
                                                                                      -----------------
                                                                                             9,486,288
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10               3,500,000          3,780,000
-------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts.,
7/15/12                                                                   1,450,000          1,587,750
-------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts.,
11/1/14                                                                     900,000            900,000
-------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 2                                              930,000            911,400
8.625% Sr. Sub. Nts., 12/15/12                                            3,300,000          3,588,750
-------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                       1,600,000          1,576,000
10.75% Sr. Nts., 3/1/10                                                   5,700,000          6,070,500
-------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                   2,500,000          2,637,500
8.875% Sr. Unsec. Nts., 3/15/11                                           1,334,883          1,441,674
-------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11               1,700,000          1,844,500
-------------------------------------------------------------------------------------------------------
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts., 12/1/13                3,240,000          2,786,400
-------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                      2,240,000          2,318,400
8% Sr. Nts., Series B, 10/15/09                                             400,000            426,000
-------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                    2,500,000          2,756,250
-------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 1 [EUR]       2,000,000          2,676,847
                                                                                      -----------------
                                                                                            35,301,971
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Church & Dwight Co., Inc., 6% Sr. Sub. Nts., 12/15/12 2                   1,300,000          1,274,000
-------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                  2,500,000          2,706,250


5            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS CONTINUED
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                 $     3,500,000   $      3,657,500
                                                                                      -----------------
                                                                                             7,637,750
-------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                1,250,000          1,293,750
-------------------------------------------------------------------------------------------------------
ENERGY--7.4%
-------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.2%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                              1,200,000          1,278,000
-------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts., 12/15/09                         1,500,000          1,627,500
-------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Nts., 12/15/10                         2,500,000          2,625,000
-------------------------------------------------------------------------------------------------------
Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A,
9/1/08                                                                    1,500,000          1,571,250
-------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc., 6.125% Sr. Unsec. Nts., Series
B, 12/1/14                                                                  850,000            841,500
-------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                         6,075,000          6,249,656
-------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                      1,500,000          1,601,250
-------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10          2,500,000          2,568,750
                                                                                      -----------------
                                                                                            18,362,906
-------------------------------------------------------------------------------------------------------
OIL & GAS--6.2%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                1,400,000          1,520,975
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 2                                                1,400,000          1,389,500
6.875% Sr. Unsec. Nts., 1/15/16                                             784,000            795,760
9% Sr. Nts., 8/15/12                                                      3,500,000          3,880,625
-------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Nts., 4/1/15 2                              1,005,000            974,850
-------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                            4,552,000          4,552,000
-------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                1,600,000          1,588,000
-------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13             7,450,000          7,580,375
-------------------------------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                             1,850,000          1,887,000
-------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                  2,000,000          2,130,000
-------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                       1,100,000          1,100,000
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                       3,200,000          3,256,000
8.375% Sr. Sub. Nts., 8/15/12                                             2,850,000          3,092,250
-------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14             1,700,000          1,785,000
-------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                    3,000,000          3,015,000
9.50% Sr. Nts., 2/1/13                                                    2,000,000          2,245,000
-------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15 2                                           1,125,000          1,085,625
7.375% Sr. Sub. Nts., 7/15/13                                             1,500,000          1,537,500
-------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                       2,800,000          2,873,892
8% Sr. Unsub. Nts., 3/1/32                                                4,800,000          5,177,611
8.875% Sr. Nts., 3/15/10                                                  1,800,000          1,960,740
-------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                        980,000            955,500
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                      3,500,000          3,666,250
-------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                           3,175,000          3,556,000
-------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                          11,550,000         12,463,490
-------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                 2,300,000          2,415,000
9.625% Sr. Sub. Nts., 4/1/12                                              1,597,000          1,760,693
-------------------------------------------------------------------------------------------------------


6            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                                                   $     1,200,000   $      1,413,000
-------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                      3,300,000          3,349,500
-------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                       2,700,000          2,831,625
7.625% Nts., 7/15/19                                                        100,000            108,750
8.75% Unsec. Nts., 3/15/32                                                6,400,000          7,632,000
-------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                    800,000            816,000
                                                                                      -----------------
                                                                                            94,395,511
-------------------------------------------------------------------------------------------------------
FINANCIALS--3.1%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                 1,350,000            884,250
-------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg SCA, 9.625% Sr. Sub. Nts.,
6/15/14 2                                                                 4,794,000          5,489,130
-------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                       6,100,000          6,908,250
-------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series
B, 9/30/08 1                                                              3,700,000          2,349,500
                                                                                      -----------------
                                                                                            15,631,130
-------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,6                   2,069,459          1,733,172
-------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                     78,000             83,850
-------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                 1,700,000          1,895,500
                                                                                      -----------------
                                                                                             3,712,522
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 2                         1,600,000          1,488,000
-------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance
Corp., 9.50% Sr. Nts., 2/15/15 2                                          1,005,000          1,042,688
-------------------------------------------------------------------------------------------------------
Crystal US Holdings, Inc., 0%/10.50% Sr. Disc. Nts., Series B,
10/1/14 2,5                                                               3,100,000          2,185,500
-------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12                                                             1,200,000          1,278,000
-------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Sub. Nts., 4/1/15 2                            2,470,000          2,309,450
-------------------------------------------------------------------------------------------------------
Universal City Florida:
7.493% Sr. Nts., 5/1/10 2,6                                                 775,000            806,000
8.375% Sr. Nts., 5/1/10 2                                                   900,000            922,500
                                                                                      -----------------
                                                                                            10,032,138
-------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                        1,000,000          1,194,769
-------------------------------------------------------------------------------------------------------
REAL ESTATE--1.1%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec.
Nts., 2/1/12                                                              1,750,000          1,824,375
-------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                    2,552,000          2,756,160
-------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                   1,389,000          1,423,725
-------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., 3/15/15 2                              2,580,000          2,476,800
-------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                           2,797,000          2,936,850
10.50% Sr. Unsec. Nts., 6/15/09                                           2,700,000          2,902,500
-------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr. Nts., 4/1/15 2                      2,215,000          2,215,000
                                                                                      -----------------
                                                                                            16,535,410


7            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE--6.7%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Titan Petrochemicals Group Ltd., 8.50% Sr. Unsec. Nts., 3/18/12 2   $     2,965,000   $      2,787,100
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10           798,117            873,938
-------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts.,
5/1/12                                                                    1,736,000          1,892,240
-------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12         1,100,000          1,122,000
-------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12            2,200,000          2,370,500
-------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts.,
11/1/11                                                                   2,150,000          2,214,500
                                                                                      -----------------
                                                                                             8,473,178
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12 2                         2,800,000          2,877,000
-------------------------------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                      2,000,000          2,000,000
-------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                  2,300,000          2,553,000
-------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Sub. Nts., 12/15/12 2           2,400,000          2,352,000
-------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Nts., 1/15/15 1                    1,065,000          1,068,994
-------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Nts., 3/15/13 2                                                2,320,000          2,308,400
7.25% Sr. Sub. Nts., 3/15/15 2                                            2,030,000          1,999,550
-------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                              1,300,000          1,290,250
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                        1,900,000          2,087,625
-------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08              2,800,000          2,943,500
-------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                      1,300,000          1,423,500
-------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                            1,200,000          1,204,855
6.375% Nts., 1/15/15                                                      5,950,000          5,935,970
7.875% Sr. Nts., 2/1/11                                                   1,000,000          1,086,903
8.75% Sr. Nts., 9/1/10                                                    2,000,000          2,259,170
-------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                       2,000,000          1,930,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                      1,697,000          1,747,910
-------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A,
11/15/08                                                                  4,435,654          4,796,051
-------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12           3,200,000          3,152,000
-------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 2                      650,000            723,938
-------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                     4,100,000          4,233,250
-------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts.,
6/1/09                                                                    2,207,000          2,449,770
-------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                 1,900,000          2,147,000
-------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12               2,400,000          2,592,000
-------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Sub. Nts., 2/1/15 2                      2,650,000          2,663,250
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                  4,050,000          3,756,375
7.375% Nts., 2/1/13                                                         147,000            139,283
9.875% Sr. Nts., 7/1/14                                                   6,875,000          7,184,375
-------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                      3,200,000          3,248,000
7% Sr. Sub. Nts., 11/15/13                                                3,710,000          3,663,625
-------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 2                                                    2,150,000          2,279,000
10.75% Sr. Sub. Nts., 8/15/14 2                                           2,550,000          2,817,750
-------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                $     4,000,000   $      4,350,000
                                                                                      -----------------
                                                                                            87,264,294
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.3%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11        2,900,000          2,943,500
-------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75% Sr. Sub. Nts., 2/1/15 2                      1,545,000          1,560,450
                                                                                      -----------------
                                                                                             4,503,950
-------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.7%
-------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11            2,400,000          2,556,000
-------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                 2,900,000          2,892,750
8.50% Sr. Unsec. Nts., 10/1/10                                            1,100,000          1,204,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                         147,000            149,573
-------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                               200,000            193,000
7.625% Sr. Sub. Nts., 6/15/12                                             1,200,000          1,281,000
-------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                     1,900,000          2,099,500
-------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                           2,800,000          2,887,500
-------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                  1,517,000          1,638,360
11% Sr. Sub. Nts., 2/15/13                                                1,299,000          1,461,375
-------------------------------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11                    1,050,000          1,039,500
                                                                                      -----------------
                                                                                            17,403,058
-------------------------------------------------------------------------------------------------------
AIRLINES--0.4%
AMR Corp., 9% Debs., 8/1/12                                               1,700,000          1,292,000
-------------------------------------------------------------------------------------------------------
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 3,4                               2,000,000            890,000
13% Sr. Unsec. Nts., 2/1/09 3,4                                           6,720,000          2,990,400
-------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., 10% Sr. Unsec. Nts., 2/1/09                     1,700,000          1,071,000
                                                                                      -----------------
                                                                                             6,243,400
-------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                  1,500,000          1,620,000
-------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 2        1,150,000          1,058,000
-------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                        1,944,000          2,148,120
-------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                        1,550,000          1,503,500
-------------------------------------------------------------------------------------------------------
North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts.,
12/1/11                                                                   1,300,000          1,176,500
                                                                                      -----------------
                                                                                             7,506,120
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 2                                                 2,040,000          1,948,200
7.375% Sr. Sec. Nts., Series B, 4/15/14                                  10,200,000          9,282,000
7.875% Sr. Nts., 4/15/13                                                  2,700,000          2,706,750
8.875% Sr. Nts., Series B, 4/1/08                                         1,700,000          1,765,875
-------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 1,3,4                                                            2,500,000                 --
-------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                               4,300,000          3,859,250
-------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                 2,400,000          2,412,000
-------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Nts., 3/15/13 2                                                 2,200,000          2,123,000


9            |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
7.50% Sr. Nts., 5/1/11                                              $     1,350,000   $      1,373,625
-------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                               4,150,000          4,440,500
-------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05 1                                         1,500,000          1,513,125
-------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                   1,700,000          1,857,250
                                                                                      -----------------
                                                                                            33,281,575
-------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts.,
Series C, 2/1/09                                                            289,000            278,885
-------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09                                1,428,000          1,635,060
                                                                                      -----------------
                                                                                             1,913,945
-------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                            3,175,000          3,167,063
-------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                  1,050,000            950,250
-------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                             2,200,000          2,431,000
-------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7% Sr. Unsec. Debs., 10/15/28                 1,000,000            986,223
                                                                                      -----------------
                                                                                             7,534,536
-------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts.,
12/15/13                                                                  1,800,000          1,503,000
-------------------------------------------------------------------------------------------------------
MACHINERY--2.0%
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                 6,000,000          6,315,000
-------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25% Sr. Nts., 8/1/11 2                          1,300,000          1,391,000
-------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                           2,000,000          1,970,000
-------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375% Sr. Sub. Nts., 11/1/14 2                   750,000            753,750
-------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                    600,000            621,000
10.50% Sr. Sub. Nts., 8/1/12                                              2,174,000          2,478,360
-------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                      4,700,000          5,146,500
-------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr. Nts., 6/15/11                     2,800,000          2,835,000
-------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                   1,600,000          1,732,000
-------------------------------------------------------------------------------------------------------
Terex Corp.:
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                       3,900,000          4,270,500
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                              500,000            546,250
-------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                         1,950,000          1,891,500
                                                                                      -----------------
                                                                                            29,950,860
-------------------------------------------------------------------------------------------------------
MARINE--0.7%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                  5,000,000          5,737,500
-------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,3,4             5,000,000             28,000
-------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
Nts., 6/30/07 1,3,4                                                       5,800,000          4,843,000
                                                                                      -----------------
                                                                                            10,608,500
-------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09           2,000,000          2,050,000
-------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                               1,500,000          1,395,000
7.50% Sr. Unsec. Nts., 11/1/13                                            3,093,000          3,077,535
9.625% Sr. Nts., 12/1/12                                                  2,000,000          2,225,000
                                                                                      -----------------
                                                                                             8,747,535


10           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                     $     5,800,000   $      5,336,000
-------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 2                                     2,300,000          2,461,000
-------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.8%
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                    6,600,000          5,725,500
-------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
1/15/07 1,3,4                                                             5,310,000          2,787,750
                                                                                      -----------------
                                                                                             8,513,250
-------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                     1,700,000          1,814,750
-------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14             4,750,000          4,536,250
-------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                  3,000,000          3,195,000
-------------------------------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts., 8/1/14 2                         3,175,000          3,175,000
-------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Sub. Nts., 3/1/13 2                              2,370,000          2,233,725
-------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts.,
12/15/13                                                                  4,200,000          4,315,500
                                                                                      -----------------
                                                                                            17,455,475
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]        4,232,751             54,869
-------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3,4        1,040,900                 --
-------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                 1,000,000             55,092
                                                                                      -----------------
                                                                                               109,961
-------------------------------------------------------------------------------------------------------
IT SERVICES--0.6%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 2                 4,665,000          4,554,206
-------------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                              1,200,000          1,191,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                       2,400,000          2,436,000
-------------------------------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11                              1,400,000          1,463,000
                                                                                      -----------------
                                                                                             9,644,206
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12 2            4,900,000          4,838,750
-------------------------------------------------------------------------------------------------------
AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13              2,597,000          3,122,893
-------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08               3,500,000          3,360,000
-------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14            2,300,000          2,415,000
-------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375% Sr. Sub. Nts., 1/1/15 2                6,650,000          6,650,000
-------------------------------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8% Sr. Sub. Nts., 12/15/14 2                  586,000            602,115
                                                                                      -----------------
                                                                                            20,988,758
-------------------------------------------------------------------------------------------------------
MATERIALS--14.4%
-------------------------------------------------------------------------------------------------------
CHEMICALS--5.0%
AEP Industries, Inc., 7.875% Sr. Nts., 3/15/13 2                            840,000            847,767
-------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1              2,000,000          1,340,000
-------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                  3,200,000          3,496,000
-------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                   2,800,000          3,220,000
-------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                             147,000            163,170
10.625% Sr. Unsec. Nts., 5/1/11                                           5,800,000          6,539,500
-------------------------------------------------------------------------------------------------------


11           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                                   $        95,000   $        111,625
12% Sr. Nts., 7/15/12 2                                                   2,535,000          2,978,625
-------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub.
Nts., 7/1/09                                                              5,572,000          5,822,740
-------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                       6,100,000          6,618,500
-------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                      24,000             24,480
10.875% Sr. Unsec. Nts., 8/1/13                                             147,000            176,400
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                    46,000             52,900
-------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 2                           3,300,000          3,481,500
-------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                     2,700,000          2,936,250
-------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                       1,800,000          1,935,000
-------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 11/15/14 2,5                 2,850,000          1,767,000
-------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                   147,000            158,025
9.50% Sr. Sec. Nts., 12/15/08                                               700,000            752,500
9.625% Sr. Sec. Nts., Series A, 5/1/07                                    5,500,000          5,926,250
9.875% Sec. Nts., Series B, 5/1/07                                          675,000            695,250
10.50% Sr. Sec. Nts., 6/1/13                                              2,650,000          3,060,750
11.125% Sr. Sec. Nts., 7/15/12                                              700,000            808,500
-------------------------------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08               746,000            803,815
-------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                           989,550          1,063,766
-------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.59% Sr. Sec. Nts., 12/31/06 6                         160,100            169,706
-------------------------------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                                            3,950,000          4,246,250
10.625% Sr. Unsec. Nts., 5/15/10                                          1,597,000          1,780,655
-------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                1,650,000          1,740,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                     1,350,000          1,464,750
-------------------------------------------------------------------------------------------------------
Rhodia SA:
8% Sr. Nts., 6/1/10 [EUR]                                                 2,065,000          2,663,463
10.25% Sr. Unsec. Nts., 6/1/10                                            2,600,000          2,847,000
-------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 2                                           1,000,000          1,005,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                       950,000          1,059,250
-------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                     1,500,000          1,537,500
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                 2,045,678          2,055,906
-------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                            844,000            927,345
                                                                                      -----------------
                                                                                            76,277,888
-------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 2,5                  6,090,000          3,273,375
-------------------------------------------------------------------------------------------------------
Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                   2,600,000          2,957,500
                                                                                      -----------------
                                                                                             6,230,875
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.5%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                               2,800,000          3,087,000
10.875% Sr. Sec. Nts., 3/1/13                                             1,400,000          1,631,000
-------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 2                                                1,200,000          1,206,000


12           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
9.875% Sub. Nts., 10/15/14 2                                        $     2,400,000   $      2,412,000
-------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                   3,300,000          3,481,500
9.50% Sr. Sub. Nts., 8/15/13                                              2,100,000          2,236,500
-------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                        650,000            650,000
8.25% Sr. Unsec. Nts., 10/1/12                                            2,500,000          2,581,250
-------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                            2,500,000          2,700,000
-------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                700,000            736,750
8.25% Sr. Unsec. Nts., 5/15/13                                            1,347,000          1,431,188
8.75% Sr. Sec. Nts., 11/15/12                                             5,400,000          5,926,500
8.875% Sr. Sec. Nts., 2/15/09                                             3,000,000          3,217,500
-------------------------------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 5                   1,650,000          1,493,250
-------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                6,550,000          6,582,750
-------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                   2,500,000          2,593,750
9.25% Sr. Unsec. Nts., 2/1/08                                             1,000,000          1,070,000
9.75% Sr. Unsec. Nts., 2/1/11                                             4,000,000          4,300,000
-------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts.,
7/15/14                                                                   1,700,000          1,691,500
-------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                        4,200,000          4,305,000
                                                                                      -----------------
                                                                                            53,333,438
-------------------------------------------------------------------------------------------------------
METALS & MINING--3.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                            5,447,000          5,269,973
7.875% Sr. Unsec. Nts., 2/15/09                                             900,000            886,500
-------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                          2,650,000          2,676,500
-------------------------------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125% Sr. Nts., 3/15/14               2,000,000          1,910,000
-------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                      3,600,000          3,654,000
-------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                     1,900,000          1,938,000
-------------------------------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                     2,200,000          2,453,000
-------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts.,
2/1/08 1,3,4                                                                814,000                 --
-------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                         850,000            949,875
-------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                             4,543,000          5,338,025
-------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                     2,500,000          2,712,500
-------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B,
10/15/06 3,4                                                              2,000,000          1,720,000
-------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                    2,800,000          3,136,000
-------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                              1,750,000          1,767,500
-------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                           850,000            913,750
-------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 2                                  3,750,000          3,693,750
-------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                           5,750,000          6,253,125
-------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13           2,500,000          2,587,500
-------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                             1,500,000          1,623,750
-------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 1                              700,000            752,500
-------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                   1,514,000          1,684,325
10.75% Sr. Nts., 8/1/08                                                   1,493,000          1,724,415
                                                                                      -----------------
                                                                                            53,644,988


13           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.0%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                      $     1,250,000   $      1,275,000
-------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                           2,250,000          2,334,375
-------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                       1,000,000          1,055,000
-------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                                           3,500,000          3,876,250
9.375% Sr. Unsec. Nts., 2/1/13                                            3,800,000          4,265,500
-------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 1,3,4            4,000,000          1,940,000
-------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,7 [EUR]                         760,000            980,257
-------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                       2,290,000          2,175,500
-------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                   1,500,000          1,462,500
-------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 2                                           5,347,000          5,093,018
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                              900,000            756,000
-------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                   2,800,000          2,562,000
8.50% Sr. Unsec. Nts., 2/1/11                                               147,000            140,018
-------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,7                 2,294,000          2,523,400
                                                                                      -----------------
                                                                                            30,438,818
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--11.4%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                    1,500,000          1,500,000
-------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
7% Sr. Nts., 2/15/15 2                                                    1,230,000          1,174,650
8.375% Sr. Sub. Nts., 1/15/14 2                                             970,000            960,300
-------------------------------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13                                                   1,000,000            945,000
9.25% Sr. Nts., 5/15/11                                                   1,200,000          1,320,000
-------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
7.50% Sr. Nts., 12/1/13                                                   3,950,000          4,354,875
7.50% Sr. Nts., Series B, 12/1/13                                           500,000            551,250
-------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 2                         2,635,000          2,700,875
-------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08              4,950,000          4,145,625
-------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 6                                          4,193,000          4,276,860
7.688% Sr. Unsec. Nts., 5/1/09 6                                          2,900,000          3,023,250
-------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Disc. Nts., 11/1/14 2,5            1,250,000            818,750
-------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,3,4                  4,000,000            140,000
-------------------------------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 1,3,4                                  2,051,760              1,282
-------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                   3,172,000          3,053,050
-------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.50% Sr. Nts.,
2/15/11 2                                                                 1,500,000          1,473,750
-------------------------------------------------------------------------------------------------------
Qwest Corp.:
6.875% Unsec. Debs., 9/15/33                                              4,000,000          3,470,000
9.125% Nts., 3/15/12 2                                                    3,400,000          3,714,500
-------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 2,6                                                   17,300,000         20,111,250
14.50% Nts., 12/15/14 2                                                   3,800,000          4,607,500
-------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                            2,300,000                 --
-------------------------------------------------------------------------------------------------------


14           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts., 2/15/14 2       $     3,195,000   $      3,083,175
-------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr.
Nts., 7/15/08                                                             1,800,000          1,764,000
-------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11           2,000,000          1,940,000
-------------------------------------------------------------------------------------------------------
Valor Telecom Enterprise, 7.75% Sr. Nts., 2/15/15 2                       1,370,000          1,370,000
                                                                                      -----------------
                                                                                            70,499,942
-------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.8%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                   2,750,000          2,863,438
11% Sr. Unsec. Nts., 7/31/10                                                147,000            167,948
12.50% Sr. Unsec. Nts., 2/1/11                                            2,200,000          2,497,000
-------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                   1,920,000          1,776,000
-------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                              6,450,000          6,579,000
-------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8         4,300,000          3,246,500
-------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 6                                         6,250,000          7,132,813
9.75% Sr. Nts., 11/15/31 6                                                3,000,000          3,675,000
-------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,3,4          9,220,000                 --
-------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                          7,350,000          8,158,500
-------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                 2,000,000          2,145,000
-------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11 2            1,660,000          1,701,500
-------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875% Sr. Nts., 10/1/13                     3,671,000          2,900,090
-------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32% Sr. Sec. Nts., 1/15/12 2,6                            570,000            584,250
-------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., 8/1/15                     16,460,000         17,468,175
-------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                            3,300,000          3,522,750
-------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                  2,100,000          2,047,500
7.50% Sec. Nts., 3/15/15                                                  2,700,000          2,801,250
8% Sr. Sub. Nts., 12/15/12                                                2,600,000          2,684,500
-------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                              2,100,000          2,152,500
9.625% Sr. Sub. Nts., Series B, 5/15/08                                   1,150,000          1,104,000
9.75% Sr. Sub. Nts., 1/15/10                                              2,747,000          2,527,240
9.875% Sr. Nts., 2/1/10                                                   2,200,000          2,222,000
-------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Nts., 12/1/12 2                       4,350,000          4,524,000
-------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 5                                                7,947,000          6,894,023
-------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                           4,400,000          4,070,000
-------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                          4,200,000          4,651,500
-------------------------------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                              1,625,000          1,807,813
-------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                    1,599,000          1,830,855
                                                                                      -----------------
                                                                                           103,735,145
-------------------------------------------------------------------------------------------------------
UTILITIES--6.7%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.6%
AES Corp. (The):
8.375% Sr. Unsec. Unsub. Nts., 3/1/11 1 [GBP]                             2,500,000          4,913,355
8.75% Sr. Sec. Nts., 5/15/13 2                                            2,700,000          2,956,500
-------------------------------------------------------------------------------------------------------


15           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Allegheny Energy, Inc., 7.75% Nts., 8/1/05                          $     1,350,000   $      1,363,500
-------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
12/15/09                                                                    733,594            788,614
-------------------------------------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                                                  4,525,000          4,411,875
8.41% Sr. Sec. Nts., 7/15/07 2,6                                          3,989,250          3,430,755
-------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                1,200,000          1,313,429
-------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                   1,147,000          1,187,145
7.75% Sr. Nts., 8/1/10                                                    1,400,000          1,466,500
9.875% Sr. Unsec. Nts., 10/15/07                                          4,000,000          4,360,000
-------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power:
5.608% Nts., 3/10/24 2                                                    1,190,000          1,179,723
6.125% Nts., 3/25/19 2                                                      760,000            755,945
-------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                       9,400,000         10,528,000
-------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 3,4         1,300,000          1,456,000
-------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                                    3,350,000          3,417,000
-------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                         1,300,000          1,371,500
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 2                            5,944,000          6,315,500
-------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                              4,997,000          5,371,775
9.50% Sr. Sec. Nts., 7/15/13                                              4,750,000          5,189,375
-------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                       2,050,000          2,170,438
-------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 2                              4,450,000          4,483,375
-------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Nts., 11/15/14 2                                         2,125,000          2,019,900
                                                                                      -----------------
                                                                                            70,450,204
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11                                              750,000            798,750
-------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                              1,100,000          1,125,157
                                                                                      -----------------
                                                                                             1,923,907
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                 3,277,375          3,670,660
-------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08          6,350,000          4,540,250
-------------------------------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                                       1,100,000          1,131,282
6.375% Sr. Sec. Nts., 2/1/08                                                800,000            835,912
-------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                     3,575,000          3,190,688
8.75% Sr. Nts., 2/15/12                                                   4,147,000          3,991,488
10.125% Sr. Sec. Nts., 7/15/13 2                                          6,200,000          6,789,000
-------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                         2,601,488          2,889,277
-------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14 2                       1,000,000            999,821
                                                                                      -----------------
                                                                                            28,038,378
-------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B,
12/1/12                                                                   1,400,000          1,564,500
                                                                                      -----------------
Total Corporate Bonds and Notes (Cost $1,377,616,795)                                    1,398,738,063


16           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.4%
-------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,7                  110,146   $             --
-------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 1,4            140,000          7,035,000
-------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 2                  2,800            217,700
-------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,7           3,738                374
-------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,4                                                                 28,000          1,071,000
-------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4                                        6,516              6,255
-------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 1,4,7           134,549            259,370
-------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,7         827          5,622,519
-------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                         192                730
-------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 1,4,7                  3,436          3,066,630
-------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1             26,250          4,022,813
                                                                                      -----------------
Total Preferred Stocks (Cost $25,932,081)                                                   21,302,391

-------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.2%
-------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                              10,550             43,677
-------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 4                                            6,613                 --
-------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                       4,901            107,528
-------------------------------------------------------------------------------------------------------
Conseco, Inc. 4                                                              46,622            952,021
-------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 4                                          132,227            158,672
-------------------------------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,4                                               963          1,249,063
-------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4                                        157,019            317,178
-------------------------------------------------------------------------------------------------------
Equinix, Inc. 4                                                                 177              7,494
-------------------------------------------------------------------------------------------------------
Globix Corp. 4                                                               80,275            297,018
-------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                                            93,333                 --
-------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 4                                    168,429            565,921
-------------------------------------------------------------------------------------------------------
iPCS, Inc. 4                                                                 38,470          1,273,357
-------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 4                                          17,168            447,226
-------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 4                                             71,416          2,431,715
-------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                     3,772            152,351
-------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                    24,441            609,070
-------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 4                                                     14,063            136,130
-------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 4                                                         28,991            658,096
-------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                                                  8,124            194,570
-------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,4,9                                                        459,132              2,755
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                                  3,987            165,461
-------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                                                     30,000            165,000
-------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                                              519,572          4,915,151
-------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,4                                            13,172              8,891
-------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 4                                             467,777          2,803,955
-------------------------------------------------------------------------------------------------------


17           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
WRC Media Corp. 1,4                                                           9,471   $            189
-------------------------------------------------------------------------------------------------------
XO Communications, Inc. 4                                                    16,729             41,488
                                                                                      -----------------
Total Common Stocks (Cost $30,618,203)                                                      17,703,977

                                                                              UNITS
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
-------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 2,4                                    4,300            965,350
-------------------------------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts., Exp. 12/31/50 4                            107,699            187,396
-------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                         2,000                 --
-------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,4                              3,330                 --
-------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,4                        4,000                 --
-------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,4                                      7,500                 --
-------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                           2,575                 26
-------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                      1,445                 14
-------------------------------------------------------------------------------------------------------
Huntsman Co. LLC Wts., Exp. 5/15/11 1,4                                       2,800          1,469,300
-------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                              50,820                 --
-------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                                             42,243                338
Exp. 5/16/06 1,4                                                                 63                  1
-------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                                          7,055                 --
-------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,4                                             3,750                 --
-------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                      2,800                 --
-------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                      3,910                 --
-------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4                                         14,440                260
-------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                           5,000                 --
-------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 4                                  100,000             18,000
-------------------------------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,4                                  49,120                 --
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                              6,474             41,458
-------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 4                          33,465             12,717
-------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 4                          25,098              5,773
-------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 4                          25,098              4,455
-------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                             30,800              3,080
                                                                                      -----------------
Total Rights, Warrants and Certificates (Cost $1,471,440)                                    2,708,168

                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--0.7%
-------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 2,10                                   $       700,000            684,250
Series 3-2, 6.375%, 12/29/09 2,10                                         3,000,000          2,958,750
Series 3-4, 10.50%, 12/29/09 2,10                                         8,000,000          7,630,000
                                                                                      -----------------
Total Structured Notes (Cost $11,845,098)                                                   11,273,000


18           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
-------------------------------------------------------------------------------------------------------
Undivided interest of 5.28% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035)
with UBS Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at
$44,243,379 on 4/1/05, collateralized by Federal National Mortgage
Assn., 4.50%--5%, 5/1/19--3/1/34, with a value of $857,182,684
(Cost $44,240,000)                                                  $    44,240,000   $     44,240,000
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,504,256,095)                              98.7%     1,507,765,599
-------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                 1.3         20,499,453

                                                                    -----------------------------------
NET ASSETS                                                                    100.0%  $  1,528,265,052
                                                                    ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR        Euro
GBP        British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $70,275,908, which represents 4.60% of the Fund's net assets, of which $2,755 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $277,626,639 or 18.17% of the Fund's net assets as of March 31, 2005.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

4. Non-income producing security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2005 amounts to $2,755. Transactions during the period in which the issuer was an affiliate are as follows:

                        SHARES         GROSS          GROSS             SHARES
                 JUNE 30, 2004     ADDITIONS     REDUCTIONS     MARCH 31, 2005
------------------------------------------------------------------------------

Prandium, Inc.         459,132            --             --            459,132

                                                 UNREALIZED           DIVIDEND
                                               DEPRECIATION             INCOME
------------------------------------------------------------------------------

Prandium, Inc.                                 $  5,397,245           $     --

10. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,507,342,694
                                              ===============

Gross unrealized appreciation                 $    76,144,276
Gross unrealized depreciation                     (75,721,371)
                                              ---------------
Net unrealized appreciation                   $       422,905
                                              ===============


19           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2005, the market value of these securities comprised 0.7% of the Fund's net assets and resulted in unrealized cumulative losses of $572,098.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2005, securities with an aggregate market value of $27,787,772, representing 1.82% of the Fund`s net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


20           |            OPPENHEIMER HIGH YIELD FUND

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                     ACQUISITION                  VALUATION AS OF     UNREALIZED
SECURITY                   DATES           COST    MARCH 31, 2005   DEPRECIATION
--------------------------------------------------------------------------------
Prandium, Inc.   3/18/99-3/22/99   $  5,400,000          $  2,755   $  5,397,245


21           |            OPPENHEIMER HIGH YIELD FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Yield Fund

By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005